Summary of Significant Accounting Policies - Summarize Impacts of Adopting Topic 606 of Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ / shares in Units, $ in Thousands		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Revenue Recognition [Line Items]
Preferred shares, par value		$ 0.01			$ 0.01		$ 0.01
Preferred shares, authorized		250,000,000			250,000,000		250,000,000
Preferred shares, issued		0			0		0
Common shares, par value		$ 0.01			$ 0.01		$ 0.01
Common shares, authorized		500,000,000			500,000,000		500,000,000
Common shares, issued		190,613,135			192,825,207		198,794,052
Common shares, outstanding		190,613,135			192,825,207		198,794,052
Impact on contract cost asset	[1],[2]	$ 162,435
Prepaid expenses and other current assets		199,208	[1],[3]		$ 236,342	$ 227,635	$ 189,149
Other assets		157,672	[1],[3]		262,169	252,279	242,328
Cumulative effect of adoption resulted increase in retained earning		321,916	[2]		355,982	219,776	358,121
Impact on deferred tax liabilities		7,083	[2]		6,747	1,815	2,415
Accrued expenses and other current liabilities		503,116	[3]		584,482	426,953	498,247
Other liabilities		155,858	[3]		$ 168,609	$ 165,561	$ 162,790
Adjustments | ASU 2014-09
Revenue Recognition [Line Items]
Impact on contract cost asset		(162,435)	[1],[2]	$ 23,227
Prepaid expenses and other current assets	[1],[3]	74,092
Other assets	[1],[3]	89,499
Cumulative effect of adoption resulted increase in retained earning		(17,968)	[2]	17,924
Impact on deferred tax liabilities		(5,303)	[2]	5,303
Accrued expenses and other current liabilities	[3]	8,429
Other liabilities	[3]	15,998
Adjustments | ASU 2014-09 | Contract Assets
Revenue Recognition [Line Items]
Prepaid expenses and other current assets		(8,429)
Other assets		(15,998)
Adjustments | ASU 2014-09 | Contract Liabilities
Revenue Recognition [Line Items]
Accrued expenses and other current liabilities		(8,429)
Other liabilities		(15,998)
Adjustments | ASU 2014-09 | Process Transition Activities
Revenue Recognition [Line Items]
Impact on contract cost asset		139,164
Prepaid expenses and other current assets		(65,663)
Other assets		$ (73,501)
Adjustments | ASU 2014-09 | Sales Incentive Programs
Revenue Recognition [Line Items]
Impact on contract cost asset				23,227
Cumulative effect of adoption resulted increase in retained earning				17,924
Impact on deferred tax liabilities				$ 5,303

[1]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.
[2]	The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303.
[3]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.